Directors' Emoluments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Salaries /Social Welfare [Abstract]
Salaries	$ 1,427,300	$ 847,554	$ 653,901
Social Welfare	1,122	1,006	960
Yan Keyan [Member]
Salaries /Social Welfare [Abstract]
Salaries	739,350	304,050	216,342
Social Welfare	1,122	1,006	960
Lixia Tu [Member]
Salaries /Social Welfare [Abstract]
Salaries	296,100	235,854	203,559
John Sano [Member]
Salaries /Social Welfare [Abstract]
Salaries	23,050	43,950	39,000
Themis Kalapotharakos [Member]
Salaries /Social Welfare [Abstract]
Salaries	161,350	87,900	97,500
Matthew Los [Member]
Salaries /Social Welfare [Abstract]
Salaries	161,350	87,900	97,500
Zhongmin Zhang [Member]
Salaries /Social Welfare [Abstract]
Salaries	23,050	43,950
Yuet Mei Chan [Member]
Salaries /Social Welfare [Abstract]
Salaries	$ 23,050	$ 43,950